Financial Risk Management - Summary of Hedging instruments (Detail) - Interest rate risk [member] - USD ($) $ in Millions	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about hedging instruments [line items]
Notional value	$ 15,579	$ 16,800
Interest rate swap contract [member] | USD [member]
Disclosure of detailed information about hedging instruments [line items]
Notional value	10,719
cross currency interest rate swaps [member] | EUR [member]
Disclosure of detailed information about hedging instruments [line items]
Notional value	3,187
cross currency interest rate swaps [member] | GBP [member]
Disclosure of detailed information about hedging instruments [line items]
Notional value	1,673
Not later than two years [member]
Disclosure of detailed information about hedging instruments [line items]
Notional value	2,075
Not later than two years [member] | Interest rate swap contract [member] | USD [member]
Disclosure of detailed information about hedging instruments [line items]
Notional value	748
Not later than two years [member] | cross currency interest rate swaps [member] | EUR [member]
Disclosure of detailed information about hedging instruments [line items]
Notional value	404
Not later than two years [member] | cross currency interest rate swaps [member] | GBP [member]
Disclosure of detailed information about hedging instruments [line items]
Notional value	$ 923